Property and equipment, net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6. Property and equipment, net

Property and equipment, net consisted of the following:

	December 31,
	2014	2015
Buildings	$27,644,891	$19,297,436
Computers and office equipment	12,820,490	7,781,700
Leasehold improvements	869,130	—
Vehicles	872,860	461,609
Information Technology equipment	839,068	299,557
Machinery	644,474	330,447
	$43,690,913	$28,170,749
Less: accumulated depreciation and amortization	(16,861,205)	(11,555,449)
	$26,829,708	$16,615,300
Construction in progress	10,476	—
	$26,840,184	$16,615,300

Depreciation and amortization expenses for property and equipment were $3,470,338, $3,066,565 and $2,599,961 for the years ended December 31, 2013, 2014 and 2015, respectively.

In 2015, the Group sold three apartments in Beijing for $3,195,454 to different third party individuals, which was previously recognized in Buildings with cost about $426,220 and carrying amount about $192,504. And the Group recognized a gain of $1,739,443 in other operating income, net. The Group also planned to sell some of its properties located in Beijing and Shanghai with cost about $ 6,076,530 and carrying amount $ 3,808,471, which were reclassified to held-for-sale assets as of December 31, 2015.

In 2014 and 2015, the Group early terminated leases on some certain of its offices, and wrote-off the related leasehold improvement with the carrying amount of $529,187 and $325,341, respectively and recognized a loss on disposal of $529,187 and $325,341, respectively, in the consolidated statements of operation.